FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Change in fair value during the year	$ 0.0	$ 2,200,000	$ 2,200,000
Level 3
Beginning Balance, Warrants	(25)
Change in the terms of warrants previously recorded as a liability now reclassified to equity	1,755,000
Change in value due to warrants expiring during the year	448,000
Change in fair value during the year	(88,000)		1,879,000
Ending Balance, Warrants	(29)
Derivative | Level 3
Beginning Balance, Warrants	(2,228)
Change in the terms of warrants previously recorded as a liability now reclassified to equity	0
Change in value due to warrants expiring during the year	0
Change in fair value during the year	(88,000)		0
Ending Balance, Warrants	0
Senior Secured Debt | Level 3
Beginning Balance, Warrants	(2,203)
Change in the terms of warrants previously recorded as a liability now reclassified to equity	1,755,000
Change in value due to warrants expiring during the year	448,000
Change in fair value during the year	0		$ 1,799,000
Ending Balance, Warrants	$ (29)